Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts of the Consolidated VIEs

The following financial statement amounts of the consolidated VIEs were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Net revenues	—	—	694
Net loss	—	—	(12,479)

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Net cash provided by operating activities	—	—	12,497
Net cash (used in) investing activities	—	—	—
Net cash provided by financing activities	—	—	213,879

Schedule of Revenue

For the years ended March 31, 2026, 2025 and 2024, the revenue of the Company illustrated as below:

	For the years ended March 31,
	2026	2025	2024
Revenues
Revenue from sale of medical devices	$—	$415,020	$2,416,797
Revenue from marketing promotion service	13,835,063	14,366,602	—
Total revenues	$13,835,063	$14,781,622	$2,416,797
Business and sales related taxes	(3,159)	(3,824)	(2,459)
Net revenues	$13,831,904	$14,777,798	$2,414,338

Schedule of Estimated Useful Lives of Property and Equipment	Property and equipment are stated at cost. Depreciation and amortization are calculated using the straight—line method over the following estimated useful lives:
Useful life
Office equipment	1—3 years

Schedule of Intangible Assets Estimated Useful Lives	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight—line method as follows:
Category	Estimated useful lives
Software	3-4 years
Patent	10 years
License	4.4 years

Schedule of Noncontrolling Interest	Noncontrolling interest consist of the following:
	March 31, 2026	March 31, 2025
	USD	USD
We Healthy	(12,233)	31,991

Schedule of Spot Exchange Rates and Average Exchange Rates

Spot exchange rates and average exchange rates were used in the translation of the consolidated financial statements.

	For the years ended March 31,
	2026	2025	2024
US Exchange Rate
Year—end RMB	6.8980	7.2567	7.2203
Year average RMB	7.1019	7.2163	7.1671